SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues		$ 4,142	$ 3,967	$ 3,778
Other income (loss)		429	584	93
Direct operating costs	[1]	(1,767)	(1,466)	(1,174)
Share of revenue, other income and direct operating costs from equity-accounted investments		38	38	24
Management service costs		(106)	(88)	(169)
Interest income (expense)		(1,118)	(1,017)	(812)
Current		(100)	(113)	(133)
Share of interest and cash taxes from equity-accounted investments		(11)	(8)	(4)
Share of Funds From Operations attributable to non-controlling interests		(713)	(1,181)	(991)
Depreciation		(1,262)	(1,342)	(1,179)
Foreign exchange and financial instruments gain (loss)		238	159	(65)
Deferred income tax expense		(67)	40	15
Other		(76)	(61)	(90)
Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC(1)		(549)	(241)	(220)
Remeasurement of interests held in BRHC by the partnership		58	0	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		61	0	0
Remeasurement of exchangeable and class B shares of BRHC		574	(106)	1,800
Share of earnings (loss) from equity-accounted investments		(51)	(38)	(14)
Net income attributable to non-controlling interests		516	692	644
Net income attributable to the partnership		236	(181)	1,503
Share of (loss) earnings from equity-accounted investments		(24)	(8)	6
Net loss attributable to participating non-controlling interests		197	489	347
Interest expense		1,667	1,258	1,032
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,774	1,654	1,584
Other income (loss)		269	146	99
Direct operating costs		(744)	(613)	(594)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,299	1,187	1,089
Management service costs		(106)	(88)	(163)
Interest income (expense)		(368)	(357)	(277)
Current		(31)	(26)	(37)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		794	716	612
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(67)	(47)	(55)
Other income (loss)		0	(13)	1
Direct operating costs		29	22	30
Share of revenue, other income and direct operating costs from equity-accounted investments		38	38	24
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest income (expense)		11	8	4
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		(11)	(8)	(4)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Attributable to non-controlling interests and other
Disclosure of operating segments [line items]
Revenues		2,435	2,360	2,249
Other income (loss)		160	451	(7)
Direct operating costs		(1,052)	(875)	(610)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,543	1,936	1,632
Management service costs		0	0	(6)
Interest income (expense)		(761)	(668)	(539)
Current		(69)	(87)	(96)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		(713)	(1,181)	(991)
Funds From Operations		0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,620	2,505	2,307
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,189	1,212	1,095
Other income (loss)		33	51	44
Direct operating costs		(538)	(476)	(426)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		684	787	713
Management service costs		0	0	0
Interest income (expense)		(229)	(261)	(175)
Current		(21)	(22)	(34)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		434	504	504
Wind
Disclosure of operating segments [line items]
Revenues		670	609	647
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		223	152	176
Other income (loss)		106	33	10
Direct operating costs		(83)	(47)	(54)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		246	138	132
Management service costs		0	0	0
Interest income (expense)		(47)	(28)	(29)
Current		(9)	(2)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		190	108	101
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		643	632	567
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		238	165	167
Other income (loss)		66	23	37
Direct operating costs		(67)	(42)	(39)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		237	146	165
Management service costs		0	0	0
Interest income (expense)		(68)	(50)	(50)
Current		0	(2)	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		169	94	114
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		209	221	257
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		124	125	146
Other income (loss)		8	18	8
Direct operating costs		(50)	(42)	(70)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		82	101	84
Management service costs		0	0	0
Interest income (expense)		(24)	(21)	(20)
Current		(1)	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		57	80	64
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income (loss)		56	21	0
Direct operating costs		(6)	(6)	(5)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		50	15	(5)
Management service costs		(106)	(88)	(163)
Interest income (expense)		0	3	(3)
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		$ (56)	$ (70)	$ (171)

[1]	Direct operating costs exclude depreciation expense disclosed below.